Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000007298
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Series M
Without Sales Load [Member] | C000007298
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%	1.13%	2.40%
UBS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.05%	0.99%	2.25%
UBS Index: Bloomberg Municipal Managed Money Intermediate (1-17) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money Intermediate (1-17) Index
Average Annual Return, Percent	(0.32%)	0.73%	1.97%